Capital and Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity Risk [Line Items]
Long-term loan	$ 0	$ 15,400	$ 15,118
Current financial liabilities	3,699	2,345
Total	47,975	103,103
Long-term loan
Liquidity Risk [Line Items]
Long-term loan		18,531
Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	3,699	2,345
Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	44,107	54,840
Warrants
Liquidity Risk [Line Items]
Current financial liabilities		47
Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	27,339
Carrying Amount
Liquidity Risk [Line Items]
Total	47,975	99,971
Carrying Amount | Long-term loan
Liquidity Risk [Line Items]
Long-term loan		15,400
Carrying Amount | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	3,699	2,345
Carrying Amount | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	44,107	54,840
Carrying Amount | Warrants
Liquidity Risk [Line Items]
Current financial liabilities		47
Carrying Amount | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	27,339
Within Three Months
Liquidity Risk [Line Items]
Total	47,975	86,409
Within Three Months | Long-term loan
Liquidity Risk [Line Items]
Long-term loan		1,838
Within Three Months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	3,699	2,345
Within Three Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	44,107	54,840
Within Three Months | Warrants
Liquidity Risk [Line Items]
Current financial liabilities		47
Within Three Months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	27,339
Three to Twelve months
Liquidity Risk [Line Items]
Total	0	5,281
Three to Twelve months | Long-term loan
Liquidity Risk [Line Items]
Long-term loan		5,281
Three to Twelve months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Warrants
Liquidity Risk [Line Items]
Current financial liabilities		0
Three to Twelve months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years
Liquidity Risk [Line Items]
Total	0	11,413
One year to Five Years | Long-term loan
Liquidity Risk [Line Items]
Long-term loan		11,413
One year to Five Years | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Warrants
Liquidity Risk [Line Items]
Current financial liabilities		0
One year to Five Years | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	$ 0	$ 0